Exploration for and evaluation of oil and natural gas resources - Summary of exploration and evaluation information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exploration and evaluation costs
Exploration expenditure written off	$ 767	$ 746	$ 385
Exploration expense	974	997	585
Intangible assets	9,646	9,991	10,200
Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	4,438	4,328	4,213
gas & low carbon energy and oil production & operations [Member]
Exploration and evaluation costs
Exploration expenditure written off	767	746	385
Other exploration costs	207	251	200
Exploration expense	974	997	585
Liabilities	76	109	88
Net assets	4,362	4,219	4,125
Cash used in operating activities	207	251	200
Cash used in investing activities	1,513	1,039	909
gas & low carbon energy and oil production & operations [Member] | Exploration and appraisal expenditure
Exploration and evaluation costs
Impairment losses	6	20	2
Intangible assets	4,438	4,328	4,213
gas & low carbon energy and oil production & operations [Member] | North Africa
Exploration and evaluation costs
Intangible assets	746	593	410
gas & low carbon energy and oil production & operations [Member] | Middle East
Exploration and evaluation costs
Intangible assets	543	589	639
gas & low carbon energy and oil production & operations [Member] | AGT [Member]
Exploration and evaluation costs
Intangible assets	$ 651	$ 631	$ 539